Note 9 - Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Note 9 - Property and Equipment

NOTE 9 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	31-Mar-16	31-Dec-15

Vehicles	$146,268	$146,268
Tools	95,771	95,771
Office	109,447	109,447
Facility equipment	210,502	210,502

Total property and equipment	561,988	561,988

Accumulated depreciation	(419,851)	(398,987)
Property and equipment, net	$142,137	$163,001

	30-Jun-16	31-Dec-15

Vehicles	$146,268	$146,268
Tools	95,771	95,771
Office	109,447	109,447
Facility equipment	247,438	210,502

Total property and equipment	598,924	561,988

Accumulated depreciation	(444,409)	(398,987)
Property and equipment, net	$154,515	$163,001

Depreciation expense for the six months ended June 30, 2016 and 2015 amounted to $45,422 and $37,463, respectively.

NOTE 9 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	31-Dec-15	31-Dec-14

Vehicles	$146,268	$7,581
Tools	95,771	12,906
Office	109,447	79,963
Facility equipment	210,502	157,966

Total property and equipment	561,988	258,416

Accumulated depreciation	(398,987)	(219,796)
Property and equipment, net	$163,001	$38,620

Depreciation expense for the years ended December 31, 2015 and 2014 amounted to $207,837 and $19,470,  respectively.